Leases (Details) - Schedule of supplemental balance sheet information - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating leases:
Operating lease right-of-use assets	$ 1,359	$ 526
Current maturities of operating leases	519	140
Non-current operating leases	923	386
Total operating lease liabilities	$ 1,442	$ 526
Weighted average remaining lease term
Operating leases	2 years 244 days	3 years 350 days
Weighted average discount rate
Operating leases	5.83%	5.60%